Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended								12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2010	Mar. 01, 2007	Dec. 31, 2012 SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]	Dec. 31, 2011 SPBPC Collateral Contractual pipeline and surface facilities abandonment [Member]	Dec. 31, 2012 U.S. Government Treasury Note 2.50% coupon [Member]	Dec. 31, 2012 U.S. Government Treasury Note 1.75% coupon [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Loss Contingencies [Line Items]
Restricted investments	$ 68,024,000	$ 63,619,000			$ 1,959,000	$ 1,595,000
Maturity date of treasury notes							Mar. 31, 2013	Mar. 31, 2014
Rent expense	1,000,000								700,000	1,000,000	600,000
Commitments and Contingencies (Textual) [Abstract]
Environmental reserves classified as current liabilities in accrued liabilities	623,000	779,000
Amount per barrel of oil	0.25
Aggregate value to ceases fund	4,300,000
Percentage of working interest under sinking fund trust agreement	51.75%
Maximum remaining obligation	1,200,000
Maximum remaining obligation	17,000,000
Amount to be delivered				90,000,000
Additional quarterly payments			600,000
Minimum balances attributable to net working interest	$ 78,700,000
Coupon Rate, One	2.50%
Coupon Rate, Two	1.75%